RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2013
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 6:-	RELATED PARTY BALANCES AND TRANSACTIONS

a.
The Company carries out transactions with related parties as detailed below. Certain principal shareholders of the Company are also principal shareholders of affiliates known as the RAD-BYNET Group. The Company's transactions with related parties are carried out on an arm's-length basis.

1.
Certain premises occupied by the Company and the US subsidiary are rented from related parties. The US subsidiary also sub-leases certain premises to a related party. The aggregate net amounts of lease payments for the six months ended June 30, 2013 and 2012 were $ 206 and $ 219, respectively.

2.
Certain entities within the RAD-BYNET Group provide the Company with administrative services. Such amounts expensed by the Company are disclosed in "d" below as "Cost of sales, Sales and marketing, General and administrative expenses and research and development".

3.
The Company purchases from certain entities within the RAD-BYNET Group software packages included in the Company's products and is thus incorporated into certain of its product lines. Such purchases by the Company are disclosed in "d" as "Cost of sales and Research and development".

4.
The Company was a party to a distribution agreement with Bynet Electronics Ltd. ("BYNET"), a related party, giving BYNET the exclusive right to distribute the Company's products in Israel. The agreement was terminated during 2012.

Revenues related to this distribution agreement are included in "d" below as "revenues". The remainder of the amount of "revenues" included in "d" below is comprised of sales of the Company's products to entities within RAD-BYNET Group.

b.	In December 2011, the Company entered into a consulting agreement with a related party. Expenses incurred under this agreement are immaterial.

c.	Balances with related parties:

	June 30,	December 31,
	2013	2012
	Unaudited	Audited
Assets:

Trade	$-	$153
Other current assets	$-	$4

Liabilities:

Trade	$204	$229
Other payables and accrued expenses	$19	$44
Short term loan	$-	$777

d.	Transactions with related parties:

	Six months ended June 30,
	2013	2012
	Unaudited

Revenues	$20	$630

Expenses:
Cost of sales	$27	$34

Operating expenses:
Research and development	$103	$99
Sales and marketing	$64	$81
General and administrative	$25	$30